Investments carried under the equity method (Tables)	3 Months Ended
Mar. 31, 2023
Investments carried under the equity method [Abstract]
Breakdown of investments held in associates joint ventures
The table below shows the breakdown of the investments held in associates and joint ventures as of March 31, 2023 and December 31, 2022:

	Balance as of March 31, 2023	Balance as of December 31, 2022
	($ in thousands)
2007 Vento II, LLC	180,482	181,735
Windlectric Inc	12,923	18,935
Myah Bahr Honaine, S.P.A.	44,434	42,128
Pemcorp SAPI de CV	9,563	10,034
Akuo Atlantica PMGD Holding S.P.A.	4,422	4,450
Colombian portfolio of renewable energy entities	3,786	-
Pectonex, R.F. Proprietary Limited	1,391	1,411
Evacuación Valdecaballeros, S.L.	812	858
Fontanil Solar, S.L.U.	229	229
Murum Solar, S.L.U.	222	222
Liberty Infraestructuras S.L.	-	29
Total	258,264	260,031